ING Life Insurance and Annuity Company
and its
Variable Annuity Account C

ING Flexible Income

Supplement dated June 26, 2009 to the Contract Prospectus dated May 1, 2009

The following information updates and amends certain information contained in your variable annuity
Contract Prospectus. Please read it carefully and keep it with your current Contract Prospectus for future reference.

The following information for Calvert Social Balanced Portfolio and ING Clarion Real Estate Portfolio in
Appendix II – Description of Underlying Funds of the Contract Prospectus is hereby deleted and replaced with the following:

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)
Calvert Variable Series, Inc. –	Calvert Asset	A non-diversified portfolio that seeks
Calvert Social Balanced	Management Company,	to achieve a competitive total return
Portfolio	Inc.	through an actively managed portfolio
of stocks, bonds and money market
	Subadviser: (equity	instruments which offer income and
	portion of Portfolio):	capital growth opportunity and which
	New Amsterdam Partners	satisfy the investment and social
	LLC	criteria.
Calvert Asset
Management Company,
Inc. manages fixed-
income portion of
Portfolio and handles
allocation of assets and
Portfolio Managers for
the Portfolio.
ING Investors Trust – ING	Directed Services LLC	A non-diversified portfolio that seeks
Clarion Real Estate Portfolio		total return.
Subadviser: ING Clarion
Real Estate Securities
L.P.

X.109622-09A	June 2009